FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
Disclosure of financial risk management [text block] [Abstract]
Disclosure of financial risk management [text block]

NOTE 51: FINANCIAL RISK MANAGEMENT

As a bancassurer, financial instruments are fundamental to the Group’s activities and, as a consequence, the risks associated with financial instruments represent a significant component of the risks faced by the Group.

The primary risks affecting the Group through its use of financial instruments are: credit risk; market risk, which includes interest rate risk and foreign exchange risk; liquidity risk; capital risk; and insurance risk. Information about the Group’s exposure to each of the above risks and capital can be found under Risk management. The following additional disclosures, which provide quantitative information about the risks within financial instruments held or issued by the Group, should be read in conjunction with that earlier information.

Market risk

INTEREST RATE RISK

Interest rate risk arises from the different repricing characteristics of the assets and liabilities. Liabilities are either insensitive to interest rate movements, for example interest free or very low interest customer deposits, or are sensitive to interest rate changes but bear rates which may be varied at the Group’s discretion and that for competitive reasons generally reflect changes in the Bank of England’s base rate. The rates on the remaining deposits are contractually fixed for their term to maturity.

Many banking assets are sensitive to interest rate movements; there is a large volume of managed rate assets such as variable rate mortgages which may be considered as a natural offset to the interest rate risk arising from the managed rate liabilities. However, a significant proportion of the Group’s lending assets, for example many personal loans and mortgages, bear interest rates which are contractually fixed.

The Group establishes two types of hedge accounting relationships for interest rate risk: fair value hedges and cash flow hedges. The Group is exposed to fair value interest rate risk on its fixed rate customer loans, its fixed rate customer deposits and the majority of its subordinated debt, and to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt.

At 31 December 2017 the aggregate notional principal of interest rate swaps designated as fair value hedges was £109,670 million (2016: £194,416 million) with a net fair value asset of £738 million (2016: asset of £725 million) (note 16). The losses on the hedging instruments were £420 million (2016: losses of £1,946 million). The gains on the hedged items attributable to the hedged risk were £484 million (2016: gains of £2,017 million).

In addition the Group has cash flow hedges which are primarily used to hedge the variability in the cost of funding within the commercial business. Note 16 shows when the hedged cash flows are expected to occur and when they will affect income for designated cash flow hedges. The notional principal of the interest rate swaps designated as cash flow hedges at 31 December 2017 was £549,099 million (2016: £384,182 million) with a net fair value liability of £456 million (2016: liability of £352 million) (note 16). In 2017, ineffectiveness recognised in the income statement that arises from cash flow hedges was a loss of £21 million (2016: gain of £24 million).

CURRENCY RISK

The corporate and retail businesses incur foreign exchange risk in the course of providing services to their customers. All non-structural foreign exchange exposures in the non-trading book are transferred to the trading area where they are monitored and controlled. These risks reside in the authorised trading centres who are allocated exposure limits. The limits are monitored daily by the local centres and reported to the market and liquidity risk function in London. Associated VaR and the closing, average, maximum and minimum are disclosed under Market risk.

Risk arises from the Group’s investments in its overseas operations. The Group’s structural foreign currency exposure is represented by the net asset value of the foreign currency equity and subordinated debt investments in its subsidiaries and branches. Gains or losses on structural foreign currency exposures are taken to reserves.

The Group hedges part of the currency translation risk of the net investment in certain foreign operations using currency borrowings. At 31 December 2017 the aggregate principal of these currency borrowings was £41 million (2016: £695 million). In 2017, an ineffectiveness loss of £11 million before tax and £8 million after tax (2016: ineffectiveness loss of £2 million before tax and £1 million after tax) was recognised in the income statement arising from net investment hedges.

The Group’s main overseas operations are in the Americas and Europe. Details of the Group’s structural foreign currency exposures, after net investment hedges, are as follows:

FUNCTIONAL CURRENCY OF GROUP OPERATIONS

	2017			2016
	Euro £m	US Dollar £m	Other non-sterling £m	Euro £m	US Dollar £m	Other non-sterling £m
Gross exposure	73	374	32	247	479	36
Net investment hedges	(41)	–	–	(216)	(479)	–
Total structural foreign currency exposures, after net investment hedges	32	374	32	31	–	36

Credit risk

The Group’s credit risk exposure arises in respect of the instruments below and predominantly in the United Kingdom. Information about the Group’s exposure to credit risk, credit risk management, measurement and mitigation can be found under Credit risk.

A. MAXIMUM CREDIT EXPOSURE

The maximum credit risk exposure of the Group in the event of other parties failing to perform their obligations is detailed below. No account is taken of any collateral held and the maximum exposure to loss, which includes amounts held to cover unit-linked and With Profits funds liabilities, is considered to be the balance sheet carrying amount or, for non-derivative off-balance sheet transactions and financial guarantees, their contractual nominal amounts.

	At 31 December 2017			At 31 December 2016
	Maximum exposure £m	Offset[2] £m	Net exposure £m	Maximum exposure £m	Offset[2] £m	Net exposure £m
Loans and receivables:
Loans and advances to banks, net[1]	6,611	–	6,611	26,902	–	26,902
Loans and advances to customers, net[1]	472,498	(7,030)	465,468	457,958	(6,331)	451,627
Debt securities, net[1]	3,643	–	3,643	3,397	–	3,397
	482,752	(7,030)	475,722	488,257	(6,331)	481,926
Available-for-sale financial assets[3]	40,901	–	40,901	55,311	–	55,311
Trading and other financial assets at fair value through profit or loss:[3,4]
Loans and advances	31,590	–	31,590	33,079	–	33,079
Debt securities, treasury and other bills	45,198	–	45,198	50,398	–	50,398
	76,788	–	76,788	83,477	–	83,477
Derivative assets	25,834	(13,049)	12,785	36,138	(18,539)	17,599
Assets arising from reinsurance contracts held	602	–	602	714	–	714
Financial guarantees	5,820	–	5,820	6,883	–	6,883
Off-balance sheet items:
Acceptances and endorsements	71	–	71	21	–	21
Other items serving as direct credit substitutes	740	–	740	779	–	779
Performance bonds and other transaction-related contingencies	2,300	–	2,300	2,237	–	2,237
Irrevocable commitments	60,126	–	60,126	63,203	–	63,203
	63,237	–	63,237	66,240	–	66,240
	695,934	(20,079)	675,855	737,020	(24,870)	712,150

1	Amounts shown net of related impairment allowances.

2	Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.

3	Excluding equity shares.

4	Includes assets within the Group’s unit-linked funds for which credit risk is borne by the policyholders and assets within the Group’s With-Profits funds for which credit risk is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back related contract liabilities.

B. CONCENTRATIONS OF EXPOSURE

The Group’s management of concentration risk includes single name, industry sector and country limits as well as controls over the Group’s overall exposure to certain products. Further information on the Group’s management of this risk is included within Credit risk mitigation, under Credit risk.

At 31 December 2017 the most significant concentrations of exposure were in mortgages (comprising 64 per cent of total loans and advances to customers) and to financial, business and other services (comprising 12 per cent of the total). For further information on concentrations of the Group’s loans, refer to note 17.

Following the continuing reduction in the Group’s non-UK activities, an analysis of credit risk exposures by geographical region has not been provided.

C. CREDIT QUALITY OF ASSETS

LOANS AND RECEIVABLES

The disclosures in the table below and those on page F-81 are produced under the underlying basis used for the Group’s segmental reporting. The Group believes that, for reporting periods following a significant acquisition this underlying basis, which includes the allowance for loan losses at the acquisition date on a gross basis, more fairly reflects the underlying provisioning status of the loans. The remaining acquisition-related fair value adjustments in respect of this lending are therefore identified separately in this table.

The analysis of lending between retail and commercial has been prepared based upon the type of exposure and not the business segment in which the exposure is recorded. Included within retail are exposures to personal customers and small businesses, whilst included within commercial are exposures to corporate customers and other large institutions.

LOANS AND ADVANCES

		Loans and advances to customers				Loans and
	Loans and advances to banks £m	Retail – mortgages £m	Retail – other £m	Commercial £m	Total £m	advances designated at fair value through profit or loss £m
At 31 December 2017
Neither past due nor impaired	6,577	295,765	48,897	116,396	461,058	31,590
Past due but not impaired	6	5,934	585	336	6,855	–
Impaired – no provision required	28	640	306	700	1,646	–
– provision held	–	3,529	1,053	1,613	6,195	–
Gross	6,611	305,868	50,841	119,045	475,754	31,590
Allowance for impairment losses	–	(1,604)	(655)	(1,183)	(3,442)	–
Fair value adjustments	–				186	–
Net balance sheet carrying value	6,611				472,498	31,590
At 31 December 2016
Neither past due nor impaired	26,888	296,303	39,478	109,364	445,145	33,079
Past due but not impaired	14	7,340	386	305	8,031	–
Impaired – no provision required	–	784	392	689	1,865	–
– provision held	–	3,536	1,038	2,056	6,630	–
Gross	26,902	307,963	41,294	112,414	461,671	33,079
Allowance for impairment losses	–	(1,696)	(458)	(1,378)	(3,532)	–
Fair value adjustments	–				(181)	–
Net balance sheet carrying value	26,902				457,958	33,079

The criteria that the Group uses to determine that there is objective evidence of an impairment loss are disclosed in note 2(H). Included in loans and receivables are advances which are individually determined to be impaired with a gross amount before impairment allowances of £2,465 million (31 December 2016: £2,870 million).

The table below sets out the reconciliation of the allowance for impairment losses of £2,201 million (2016: £2,412 million) shown in note 20 to the allowance for impairment losses on an underlying basis of £3,442 million (2016: £3,532 million) shown above:

	2017 £m	2016 £m
Allowance for impairment losses on loans and advances to customers	2,201	2,412
Impairment allowance of HBOS and MBNA at acquisition[1]	11,309	11,147
Impairment charge covered by fair value adjustments	12,321	12,236
Amounts subsequently written off, net of foreign exchange and other movements	(22,389)	(22,263)
Allowance for impairment losses on loans and advances to customers on an underlying basis	3,442	3,532

1	Comprises an allowance in respect of HBOS (£11,147 million) and, in 2017, MBNA (£162 million). These amounts impact the impairment allowance on an underlying basis but not on a statutory basis.

LOANS AND ADVANCES WHICH ARE NEITHER PAST DUE NOR IMPAIRED

		Loans and advances to customers				Loans and
						advances
						designated
	Loans and					at fair value
	advances	Retail –	Retail –			through
	to banks	mortgages	other	Commercial	Total	profit or loss
	£m	£m	£m	£m	£m	£m
At 31 December 2017
Good quality	6,351	294,748	43,145	81,121		31,548
Satisfactory quality	198	790	4,770	30,154		42
Lower quality	28	32	286	4,807		–
Below standard, but not impaired	–	195	696	314		–
Total loans and advances which are neither past due nor impaired	6,577	295,765	48,897	116,396	461,058	31,590
At 31 December 2016
Good quality	26,745	295,286	34,195	72,083		33,049
Satisfactory quality	87	814	4,479	30,433		30
Lower quality	3	39	387	6,433		–
Below standard, but not impaired	53	164	417	415		–
Total loans and advances which are neither past due nor impaired	26,888	296,303	39,478	109,364	445,145	33,079

The definitions of good quality, satisfactory quality, lower quality and below standard, but not impaired applying to retail and commercial are not the same, reflecting the different characteristics of these exposures and the way they are managed internally, and consequently totals are not provided. Commercial lending has been classified using internal probability of default rating models mapped so that they are comparable to external credit ratings. Good quality lending comprises the lower assessed default probabilities, with other classifications reflecting progressively higher default risk. Classifications of retail lending incorporate expected recovery levels for mortgages, as well as probabilities of default assessed using internal rating models. Further information about the Group’s internal probabilities of default rating models can be found under Credit risk.

LOANS AND ADVANCES WHICH ARE PAST DUE BUT NOT IMPAIRED

		Loans and advances to customers				Loans and
						advances
						designated
	Loans and					at fair value
	advances	Retail –	Retail –			through
	to banks	mortgages	other	Commercial	Total	profit or loss
	£m	£m	£m	£m	£m	£m
At 31 December 2017
0-30 days	6	3,057	458	246	3,761	–
30-60 days	–	1,115	111	10	1,236	–
60-90 days	–	785	3	13	801	–
90-180 days	–	977	3	8	988	–
Over 180 days	–	–	10	59	69	–
Total loans and advances which are past due but not impaired	6	5,934	585	336	6,855	–
At 31 December 2016
0-30 days	14	3,547	285	157	3,989	–
30-60 days	–	1,573	75	37	1,685	–
60-90 days	–	985	2	74	1,061	–
90-180 days	–	1,235	6	14	1,255	–
Over 180 days	–	–	18	23	41	–
Total loans and advances which are past due but not impaired	14	7,340	386	305	8,031	–

A financial asset is ‘past due’ if a counterparty has failed to make a payment when contractually due.

DEBT SECURITIES CLASSIFIED AS LOANS AND RECEIVABLES

An analysis by credit rating of the Group’s debt securities classified as loans and receivables is provided below:

	2017			2016
	Investment			Investment
	grade[1]	Other[2]	Total	grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Asset-backed securities:
Mortgage-backed securities	2,366	–	2,366	2,089	–	2,089
Other asset-backed securities	1,164	96	1,260	1,192	98	1,290
	3,530	96	3,626	3,281	98	3,379
Corporate and other debt securities	27	16	43	29	65	94
Gross exposure	3,557	112	3,669	3,310	163	3,473
Allowance for impairment losses			(26)			(76)
Total debt securities classified as loans and receivables			3,643			3,397

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2017: £89 million; 2016: £91 million) and not rated (2017: £23 million; 2016: £72 million).

AVAILABLE-FOR-SALE FINANCIAL ASSETS (EXCLUDING EQUITY SHARES)

An analysis of the Group’s available-for-sale financial assets is included in note 21. The credit quality of the Group’s available-for-sale financial assets (excluding equity shares) is set out below:

	2017			2016
	Investment			Investment
	grade[1]	Other[2]	Total	grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Debt securities:
Government securities	34,708	–	34,708	48,714	–	48,714
Bank and building society certificates of deposit	167	–	167	142	–	142
Asset-backed securities:
Mortgage-backed securities	1,156	–	1,156	108	–	108
Other asset-backed securities	235	20	255	312	5	317
	1,391	20	1,411	420	5	425
Corporate and other debt securities	4,250	365	4,615	6,030	–	6,030
Total held as available-for-sale financial assets	40,516	385	40,901	55,306	5	55,311

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2017: £9 million; 2016: £5 million) and not rated (2017: £376 million; 2016: £nil).

DEBT SECURITIES, TREASURY AND OTHER BILLS HELD AT FAIR VALUE THROUGH PROFIT OR LOSS

An analysis of the Group’s trading and other financial assets at fair value through profit or loss is included in note 15. The credit quality of the Group’s debt securities, treasury and other bills held at fair value through profit or loss is set out below:

	2017			2016
	Investment			Investment
	grade[1]	Other[2]	Total	grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Debt securities, treasury and other bills held at fair value through profit or loss
Trading assets:
Government securities	9,833	–	9,833	11,828	–	11,828
Asset-backed securities:
Mortgage-backed securities	84	105	189	47	–	47
Other asset-backed securities	95	–	95	69	–	69
	179	105	284	116	–	116
Corporate and other debt securities	469	54	523	221	3	224
Total held as trading assets	10,481	159	10,640	12,165	3	12,168
Other assets held at fair value through profit or loss:
Government securities	12,180	7	12,187	14,904	–	14,904
Other public sector securities	1,519	8	1,527	1,318	7	1,325
Bank and building society certificates of deposit	222	–	222	244	–	244
Asset-backed securities:
Mortgage-backed securities	208	3	211	633	27	660
Other asset-backed securities	924	2	926	1,178	291	1,469
	1,132	5	1,137	1,811	318	2,129
Corporate and other debt securities	17,343	2,124	19,467	17,445	2,163	19,608
Total debt securities held at fair value through profit or loss	32,396	2,144	34,540	35,722	2,488	38,210
Treasury bills and other bills	18	–	18	20	–	20
Total other assets held at fair value through profit or loss	32,414	2,144	34,558	35,742	2,488	38,230
Total held at fair value through profit or loss	42,895	2,303	45,198	47,907	2,491	50,398

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2017: £331 million; 2016: £485 million) and not rated (2017: £1,972 million; 2016: £2,006 million).

Credit risk in respect of trading and other financial assets at fair value through profit or loss held within the Group’s unit-linked funds is borne by the policyholders and credit risk in respect of with-profits funds is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back those contract liabilities.

DERIVATIVE ASSETS

An analysis of derivative assets is given in note 16. The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the Group’s net credit risk relating to derivative assets of £12,785 million (2016: £17,599 million), cash collateral of £5,419 million (2016: £6,472 million) was held and a further £275 million was due from OECD banks (2016: £613 million).

	2017			2016
	Investment			Investment
	grade[1]	Other[2]	Total	grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Trading and other	21,742	2,211	23,953	31,373	2,053	33,426
Hedging	1,874	7	1,881	2,664	48	2,712
Total derivative financial instruments	23,616	2,218	25,834	34,037	2,101	36,138

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2017: £1,878 million; 2016: £1,830 million) and not rated (2017: £340 million; 2016: £271 million).

FINANCIAL GUARANTEES AND IRREVOCABLE LOAN COMMITMENTS

Financial guarantees represent undertakings that the Group will meet a customer’s obligation to third parties if the customer fails to do so. Commitments to extend credit represent unused portions of authorisations to extend credit in the form of loans, guarantees or letters of credit. The Group is theoretically exposed to loss in an amount equal to the total guarantees or unused commitments, however, the likely amount of loss is expected to be significantly less; most commitments to extend credit are contingent upon customers maintaining specific credit standards.

D. COLLATERAL HELD AS SECURITY FOR FINANCIAL ASSETS

A general description of collateral held as security in respect of financial instruments is provided under Credit risk. The Group holds collateral against loans and receivables and irrevocable loan commitments; qualitative and, where appropriate, quantitative information is provided in respect of this collateral below. Collateral held as security for trading and other financial assets at fair value through profit or loss and for derivative assets is also shown below.

LOANS AND RECEIVABLES

The disclosures below are produced under the underlying basis used for the Group’s segmental reporting. The Group believes that, for reporting periods following a significant acquisition, such as the acquisition of HBOS in 2009, this underlying basis, which includes the allowance for loan losses at the acquisition on a gross basis, more fairly reflects the underlying provisioning status of the loans.

The Group holds collateral in respect of loans and advances to banks and customers as set out below. The Group does not hold collateral against debt securities, comprising asset-backed securities and corporate and other debt securities, which are classified as loans and receivables.

LOANS AND ADVANCES TO BANKS

There were reverse repurchase agreements which are accounted for as collateralised loans within loans and advances to banks with a carrying value of £771 million (2016: £902 million), against which the Group held collateral with a fair value of £796 million (2016: £785 million).

These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.

LOANS AND ADVANCES TO CUSTOMERS

RETAIL LENDING

Mortgages

An analysis by loan-to-value ratio of the Group’s residential mortgage lending is provided below. The value of collateral used in determining the loan-to-value ratios has been estimated based upon the last actual valuation, adjusted to take into account subsequent movements in house prices, after making allowance for indexation error and dilapidations.

	2017				2016
	Neither				Neither
	past due	Past due but			past due	Past due but
	nor impaired	not impaired	Impaired	Gross	nor impaired	not impaired	Impaired	Gross
	£m	£m	£m	£m	£m	£m	£m	£m
Less than 70 per cent	217,070	4,309	2,443	223,822	220,497	5,288	2,334	228,119
70 per cent to 80 per cent	43,045	787	595	44,427	39,789	1,004	648	41,441
80 per cent to 90 per cent	25,497	500	436	26,433	23,589	621	495	24,705
90 per cent to 100 per cent	7,085	177	245	7,507	7,983	223	355	8,561
Greater than 100 per cent	3,068	161	450	3,679	4,445	204	488	5,137
Total	295,765	5,934	4,169	305,868	296,303	7,340	4,320	307,963

Other

The majority of non-mortgage retail lending is unsecured. At 31 December 2017, impaired non-mortgage lending amounted to £817 million, net of an impairment allowance of £542 million (2016: £972 million, net of an impairment allowance of £458 million). The fair value of the collateral held in respect of this lending was £154 million (2016: £139 million). In determining the fair value of collateral, no specific amounts have been attributed to the costs of realisation and the value of collateral for each loan has been limited to the principal amount of the outstanding advance in order to eliminate the effects of any over-collateralisation and to provide a clearer representation of the Group’s exposure.

Unimpaired non-mortgage retail lending amounted to £49,482 million (2016: £39,864 million). Lending decisions are predominantly based on an obligor’s ability to repay from normal business operations rather than reliance on the disposal of any security provided. Collateral values are rigorously assessed at the time of loan origination and are thereafter monitored in accordance with business unit credit policy.

The Group credit risk disclosures for unimpaired non-mortgage retail lending report assets gross of collateral and therefore disclose the maximum loss exposure. The Group believes that this approach is appropriate. The value of collateral is reassessed if there is observable evidence of distress of the borrower. Unimpaired non-mortgage retail lending, including any associated collateral, is managed on a customer-by-customer basis rather than a portfolio basis. No aggregated collateral information for the entire unimpaired non-mortgage retail lending portfolio is provided to key management personnel.

COMMERCIAL LENDING

Reverse repurchase transactions

At 31 December 2017 there were reverse repurchase agreements which were accounted for as collateralised loans with a carrying value of £16,832 million (2016: £8,304 million), against which the Group held collateral with a fair value of £17,122 million (2016: £7,490 million), all of which the Group was able to repledge. Included in these amounts were collateral balances in the form of cash provided in respect of reverse repurchase agreements of £nil (2016: £8 million). These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.

Impaired secured lending

The value of collateral is re-evaluated and its legal soundness re-assessed if there is observable evidence of distress of the borrower; this evaluation is used to determine potential loss allowances and management’s strategy to try to either repair the business or recover the debt.

At 31 December 2017, impaired secured commercial lending amounted to £698 million, net of an impairment allowance of £242 million (2016: £204 million, net of an impairment allowance of £401 million). The fair value of the collateral held in respect of impaired secured commercial lending was £797 million (2016: £1,160 million). In determining the fair value of collateral, no specific amounts have been attributed to the costs of realisation. For the purposes of determining the total collateral held by the Group in respect of impaired secured commercial lending, the value of collateral for each loan has been limited to the principal amount of the outstanding advance in order to eliminate the effects of any over-collateralisation and to provide a clearer representation of the Group’s exposure.

Impaired secured commercial lending and associated collateral relates to lending to property companies and to customers in the financial, business and other services; transport, distribution and hotels; and construction industries.

Unimpaired secured lending

Unimpaired secured commercial lending amounted to £48,120 million (2016: £36,275 million).

For unimpaired secured commercial lending, the Group reports assets gross of collateral and therefore discloses the maximum loss exposure. The Group believes that this approach is appropriate as collateral values at origination and during a period of good performance may not be representative of the value of collateral if the obligor enters a distressed state.

Unimpaired secured commercial lending is predominantly managed on a cash flow basis. On occasion, it may include an assessment of underlying collateral, although, for impaired lending, this will not always involve assessing it on a fair value basis. No aggregated collateral information for the entire unimpaired secured commercial lending portfolio is provided to key management personnel.

TRADING AND OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (EXCLUDING EQUITY SHARES)

Included in trading and other financial assets at fair value through profit or loss are reverse repurchase agreements treated as collateralised loans with a carrying value of £31,590 million (2016: £33,079 million). Collateral is held with a fair value of £39,099 million (2016: £30,850 million), all of which the Group is able to repledge. At 31 December 2017, £31,281 million had been repledged (2016: £27,303 million).

In addition, securities held as collateral in the form of stock borrowed amounted to £61,469 million (2016: £47,816 million). Of this amount, £44,432 million (2016: £16,204 million) had been resold or repledged as collateral for the Group’s own transactions.

These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.

DERIVATIVE ASSETS, AFTER OFFSETTING OF AMOUNTS UNDER MASTER NETTING ARRANGEMENTS

The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the net derivative assets after offsetting of amounts under master netting arrangements of £12,785 million (2016: £17,599 million), cash collateral of £5,419 million (2016: £6,472 million) was held.

IRREVOCABLE LOAN COMMITMENTS AND OTHER CREDIT-RELATED CONTINGENCIES

At 31 December 2017, the Group held irrevocable loan commitments and other credit-related contingencies of £63,237 million (2016: £66,240 million). Collateral is held as security, in the event that lending is drawn down, on £10,956 million (2016: £10,053 million) of these balances.

COLLATERAL REPOSSESSED

During the year, £297 million of collateral was repossessed (2016: £241 million), consisting primarily of residential property.

In respect of retail portfolios, the Group does not take physical possession of properties or other assets held as collateral and uses external agents to realise the value as soon as practicable, generally at auction, to settle indebtedness. Any surplus funds are returned to the borrower or are otherwise dealt with in accordance with appropriate insolvency regulations. In certain circumstances the Group takes physical possession of assets held as collateral against commercial lending. In such cases, the assets are carried on the Group’s balance sheet and are classified according to the Group’s accounting policies.

E. Collateral pledged as security

The Group pledges assets primarily for repurchase agreements and securities lending transactions which are generally conducted under terms that are usual and customary for standard securitised borrowing contracts.

REPURCHASE TRANSACTIONS

DEPOSITS FROM BANKS

Included in deposits from banks are balances arising from repurchase transactions of £23,175 million (2016: £7,279 million); the fair value of the collateral provided under these agreements at 31 December 2017 was £23,082 million (2016: £8,395 million).

CUSTOMER DEPOSITS

Included in customer deposits are balances arising from repurchase transactions of £2,638 million (2016: £2,462 million); the fair value of the collateral provided under these agreements at 31 December 2017 was £2,640 million (2016: £2,277 million).

TRADING AND OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

The fair value of collateral pledged in respect of repurchase transactions, accounted for as secured borrowing, where the secured party is permitted by contract or custom to repledge was £48,765 million (2016: £45,702 million).

SECURITIES LENDING TRANSACTIONS

The following on balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2017	2016
	£m	£m
Trading and other financial assets at fair value through profit or loss	6,622	6,991
Loans and advances to customers	197	583
Available-for-sale financial assets	2,608	3,206
	9,427	10,780

SECURITISATIONS AND COVERED BONDS

In addition to the assets detailed above, the Group also holds assets that are encumbered through the Group’s asset-backed conduits and its securitisation and covered bond programmes. Further details of these assets are provided in notes 18 and 19.

Liquidity risk

Liquidity risk is defined as the risk that the Group has insufficient financial resources to meet its commitments as they fall due, or can only secure them at excessive cost. Liquidity risk is managed through a series of measures, tests and reports that are primarily based on contractual maturity. The Group carries out monthly stress testing of its liquidity position against a range of scenarios, including those prescribed by the PRA. The Group’s liquidity risk appetite is also calibrated against a number of stressed liquidity metrics.

The table below analyses assets and liabilities of the Group into relevant maturity groupings based on the remaining contractual period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category. Certain balances, included in the table below on the basis of their residual maturity, are repayable on demand upon payment of a penalty.

MATURITIES OF ASSETS AND LIABILITIES

	Up to 1 month £m	1-3 months £m	3-6 months £m	6-9 months £m	9-12 months £m	1-2 years £m	2-5 years £m	Over 5 years £m	Total £m
At 31 December 2017
Assets
Cash and balances at central banks	58,519	2	–	–	–	–	–	–	58,521
Trading and other financial assets at fair value through profit or loss	11,473	13,345	4,858	2,781	1,056	2,655	5,341	121,369	162,878
Derivative financial instruments	449	601	763	451	503	965	2,763	19,339	25,834
Loans and advances to banks	3,104	314	190	190	192	131	2,405	85	6,611
Loans and advances to customers	28,297	15,953	13,585	11,881	10,482	29,340	70,967	291,993	472,498
Debt securities held as loans and receivables	10	29	–	–	7	350	2,775	472	3,643
Available-for-sale financial assets	59	365	286	1,025	265	3,040	15,366	21,692	42,098
Other assets	3,807	897	414	1,170	854	725	5,618	26,541	40,026
Total assets	105,718	31,506	20,096	17,498	13,359	37,206	105,235	481,491	812,109
Liabilities
Deposits from banks	2,810	2,318	1,885	87	28	–	22,378	298	29,804
Customer deposits	366,778	18,821	10,615	5,524	5,074	7,823	2,986	503	418,124
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	19,215	16,932	4,933	3,419	948	1,961	4,298	25,295	77,001
Debt securities in issue	3,248	6,014	4,431	3,506	2,902	6,333	25,669	20,347	72,450
Liabilities arising from insurance and investment contracts	1,898	2,003	2,484	2,466	2,425	8,532	21,842	77,210	118,860
Other liabilities	4,229	2,805	239	2,216	1,894	1,498	1,933	13,991	28,805
Subordinated liabilities	–	202	1,588	–	570	574	3,983	11,005	17,922
Total liabilities	398,178	49,095	26,175	17,218	13,841	26,721	83,089	148,649	762,966
At 31 December 2016
Assets
Cash and balances at central banks	47,446	2	4	–	–	–	–	–	47,452
Trading and other financial assets at fair value through profit or loss	20,168	14,903	7,387	2,914	817	1,680	6,011	97,294	151,174
Derivative financial instruments	956	1,700	1,393	786	651	2,230	4,165	24,257	36,138
Loans and advances to banks	9,801	6,049	3,894	1,201	867	1,281	3,692	117	26,902
Loans and advances to customers	20,179	10,651	14,235	12,400	10,773	26,007	69,300	294,413	457,958
Debt securities held as loans and receivables	8	–	–	242	–	–	34	3,113	3,397
Available-for-sale financial assets	127	259	73	637	222	1,887	16,080	37,239	56,524
Other assets	5,025	583	584	1,560	1,059	1,846	4,808	22,783	38,248
Total assets	103,710	34,147	27,570	19,740	14,389	34,931	104,090	479,216	817,793
Liabilities
Deposits from banks	3,772	2,779	1,062	503	13	43	7,859	353	16,384
Customer deposits	347,753	18,936	8,961	10,482	8,477	13,859	6,430	562	415,460
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	18,381	19,640	8,779	1,696	1,179	3,843	5,575	30,335	89,428
Debt securities in issue	4,065	8,328	6,433	4,158	1,224	6,939	25,020	20,147	76,314
Liabilities arising from insurance and investment contracts	1,583	2,190	2,737	2,463	2,377	8,588	19,971	74,593	114,502
Other liabilities	3,282	2,266	1,213	2,164	1,440	413	3,087	23,544	37,409
Subordinated liabilities	–	390	161	393	–	1,750	4,527	12,610	19,831
Total liabilities	378,836	54,529	29,346	21,859	14,710	35,435	72,469	162,144	769,328

The above tables are provided on a contractual basis. The Group’s assets and liabilities may be repaid or otherwise mature earlier or later than implied by their contractual terms and readers are, therefore, advised to use caution when using this data to evaluate the Group’s liquidity position. In particular, amounts in respect of customer deposits are usually contractually payable on demand or at short notice. However, in practice, these deposits are not usually withdrawn on their contractual maturity.

The table below analyses financial instrument liabilities of the Group, excluding those arising from insurance and participating investment contracts, on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category.

	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2017
Deposits from banks	2,516	3,545	2,096	21,498	660	30,315
Customer deposits	367,103	18,854	21,308	11,198	2,375	420,838
Trading and other financial liabilities at fair value through profit or loss	21,286	14,424	6,499	4,251	13,044	59,504
Debt securities in issue	3,444	6,331	12,562	36,999	23,923	83,259
Liabilities arising from non-participating investment contracts	15,447	–	–	–	–	15,447
Subordinated liabilities	231	454	2,907	7,170	19,164	29,926
Total non-derivative financial liabilities	410,027	43,608	45,372	81,116	59,166	639,289
Derivative financial liabilities:
Gross settled derivatives – outflows	23,850	31,974	24,923	43,444	30,605	154,796
Gross settled derivatives – inflows	(23,028)	(30,972)	(23,886)	(43,523)	(32,065)	(153,474)
Gross settled derivatives – net flows	822	1,002	1,037	(79)	(1,460)	1,322
Net settled derivatives liabilities	17,425	128	776	974	2,795	22,098
Total derivative financial liabilities	18,247	1,130	1,813	895	1,335	23,420
At 31 December 2016
Deposits from banks	3,686	4,154	1,541	5,883	1,203	16,467
Customer deposits	347,573	19,151	28,248	20,789	1,294	417,055
Trading and other financial liabilities at fair value through profit or loss	14,390	19,718	11,845	1,938	13,513	61,404
Debt securities in issue	7,590	8,721	12,533	36,386	17,635	82,865
Liabilities arising from non-participating investment contracts	20,112	–	–	–	–	20,112
Subordinated liabilities	41	674	1,289	9,279	18,542	29,825
Total non-derivative financial liabilities	393,392	52,418	55,456	74,275	52,187	627,728
Derivative financial liabilities:
Gross settled derivatives – outflows	33,128	24,088	25,366	52,925	36,462	171,969
Gross settled derivatives – inflows	(31,359)	(22,401)	(23,510)	(49,239)	(32,382)	(158,891)
Gross settled derivatives – net flows	1,769	1,687	1,856	3,686	4,080	13,078
Net settled derivatives liabilities	21,669	117	620	1,167	3,020	26,593
Total derivative financial liabilities	23,438	1,804	2,476	4,853	7,100	39,671

The Group’s financial guarantee contracts are accounted for as financial instruments and measured at fair value, upon initial recognition, on the balance sheet. The majority of the Group’s financial guarantee contracts are callable on demand, were the guaranteed party to fail to meet its obligations. It is, however, expected that most guarantees will expire unused. The contractual nominal amounts of these guarantees totalled £5,820 million at 31 December 2017 (2016: £6,883 million) with £3,132 million expiring within one year; £627 million between one and three years; £1,471 million between three and five years; and £590 million over five years (2016: £3,815 million expiring within one year; £667 million between one and three years; £1,334 million between three and five years; and £1,067 million over five years).

The majority of the Group’s non-participating investment contract liabilities are unit-linked. These unit-linked products are invested in accordance with unit fund mandates. Clauses are included in policyholder contracts to permit the deferral of sales, where necessary, so that linked assets can be realised without being a forced seller.

The principal amount for undated subordinated liabilities with no redemption option is included within the over five years column; interest of approximately £24 million (2016: £23 million) per annum which is payable in respect of those instruments for as long as they remain in issue is not included beyond five years.

Further information on the Group’s liquidity exposures is provided under Funding and liquidity risk.

Liabilities arising from insurance and participating investment contracts are analysed on a behavioural basis, as permitted by IFRS 4, as follows:

	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2017	1,708	1,747	6,467	26,479	67,012	103,413
At 31 December 2016	1,283	1,836	6,266	23,425	61,580	94,390

For insurance and participating investment contracts which are neither unit-linked nor in the Group’s with-profit funds, in particular annuity liabilities, the aim is to invest in assets such that the cash flows on investments match those on the projected future liabilities.

The following tables set out the amounts and residual maturities of the Group’s off balance sheet contingent liabilities and commitments.

	Up to 1 month £m	1-3 months £m	3-6 months £m	6-9 months £m	9-12 months £m	1-3 years £m	3-5 years £m	Over 5 years £m	Total £m
At 31 December 2017
Acceptances and endorsements	12	51	4	–	–	4	–	–	71
Other contingent liabilities	392	669	210	131	205	506	271	656	3,040
Total contingent liabilities	404	720	214	131	205	510	271	656	3,111
Lending commitments	66,964	3,137	5,966	5,525	11,440	17,374	15,106	3,913	129,425
Other commitments	19	–	–	38	–	46	71	210	384
Total commitments	66,983	3,137	5,966	5,563	11,440	17,420	15,177	4,123	129,809
Total contingents and commitments	67,387	3,857	6,180	5,694	11,645	17,930	15,448	4,779	132,920

	Up to 1 month £m	1-3 months £m	3-6 months £m	6-9 months £m	9-12 months £m	1-3 years £m	3-5 years £m	Over 5 years £m	Total £m
At 31 December 2016
Acceptances and endorsements	13	6	–	–	1	1	–	–	21
Other contingent liabilities	427	782	163	153	122	466	280	623	3,016
Total contingent liabilities	440	788	163	153	123	467	280	623	3,037
Lending commitments	48,210	3,546	5,276	4,783	11,628	17,212	18,775	4,090	113,520
Other commitments	–	3	–	41	1	79	122	402	648
Total commitments	48,210	3,549	5,276	4,824	11,629	17,291	18,897	4,492	114,168
Total contingents and commitments	48,650	4,337	5,439	4,977	11,752	17,758	19,177	5,115	117,205